INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Summary of income tax expenses (benefits)

	For the Years Ended
	December 31,
	2021	2020	2019
Current income tax expense	$—	$—	$—
Deferred income tax expense (benefit)	—	108,638	(18,528)
Income tax expense (benefit)	$—	$108,638	$(18,528)

Summary of reconciliation of the statutory tax rate to the effective tax rate

	For the Years Ended
	December 31,
	2021	2020	2019
PRC statutory income tax rate	25%	$25%	$25%
Impact of different income tax rates in other jurisdictions	5.9%	1.4%	0.5%
Effect of preferential tax rate(a)	(23.6)%	(38.1)%	(33.7)%
Effect of non-deductible expenses	(0.7)%	7.9%	4.9%
Effect of change in valuation allowance	(6.6)%	5.4%	3.1%
Effective tax rate	0.0%	$1.6%	$(0.2)%
(a)	The Company’s subsidiaries, Horgos Baosheng, Kashi Baosheng and Baosheng Technology are subject to a favorable tax rate of 0%. For the years ended December 31, 2021, 2020 and 2019, the tax saving as the result of the favorable tax rate amounted to $nil, $2,686,911 and $3,761,148, respectively, and per share effect of the favorable tax rate (after stock split and share reorganization) were $nil, $0.13, and $0.19.

Summary of deferred tax assets

	December 31,	December 31,
	2021	2020
Deferred tax assets:
Net operating losses carryforwards	$1,465,593	$1,072,893

Allowance for doubtful accounts of accounts receivable	65,526	67,712
Allowance for doubtful accounts of prepayments	114,293	–
Allowance for doubtful accounts of other current assets	1,858	2,224
Less: allowance on deferred tax assets	(1,647,270)	(1,142,829)
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